CASH GENERATED FROM OPERATIONS	12 Months Ended
Jun. 30, 2022
Cash generated from operations [abstract]
Cash generated from operations
14

CASH GENERATED

FROM OPERATIONS
Amounts in R million Note 2022 2021 2020
Profit for the year 1,123.8 1,439.9 635.0
Adjusted for
Income tax 18.1 334.3 523.7 343.9
Depreciation

9 267.6 252.5 270.8
Movement in gold in process and finished inventories - Gold Bullion 5.1 (30.4) 25.6 (3.1)
Change in estimate of environmental rehabilitation 11 (2.2) (12.4) (21.9)
Environmental rehabilitation payments to reduce the restoration liabilities 11 (3.3) (5.8) (8.1)
Share-based payment expense/(benefit) 5.3 18.4 (28.3) 224.1
Gain on disposal of property, plant and equipment 5.2 (6.6) (0.1) (0.7)
Insurance claim receivable 5.2 (31.7) - -
Finance income 6 (225.8) (216.2) (109.8)
Finance expense 7 74.8 69.5 68.8
Other non-cash items 3.8 (2.5) 2.6
Operating cash flows before other changes 1,522.7 2,045.9 1,401.6
Changes in 62.9 (194.9) (92.0)
Trade and other receivables 25.7 6.9 (79.0)
Consumable stores and stockpiles (18.9) (44.7) (26.4)
Payments made under protest 24 (15.2) (8.1) (10.6)
Trade and other payables 71.3 (149.0)

1
24.0

1
Cash generated from operations 1,585.6 1,851.0 1,309.6

1
Includes settlement of cash-settled long-term incentives

for 2021: R
183.3

million, 2020: R
41.5

million.